Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of future minimum rental payments for operating leases
At December 31, 2022, maturities of lease liabilities under existing operating leases are:

	Restaurant	Other	Total
2023	$129,459	$5,598	$135,057
2024	125,898	4,620	130,518
2025	121,605	3,981	125,586
2026	116,388	3,197	119,585
2027	112,291	2,617	114,908
Thereafter	862,857	3,972	866,829
Total lease payments	$1,468,498	$23,985	$1,492,483
Lease discount			(661,898)
Operating lease liability			$830,585

Schedule of components of lease cost
The following table is a summary of the Company’s components of lease cost for fiscal years 2022, 2021 and 2020:

Lease Expense	Statements of Income Location	2022	2021	2020
Operating lease expense - Minimum rentals:
Company-operated restaurants	Occupancy and other operating expenses	$(117,723)	$(94,254)	$(69,151)
Franchised restaurants	Franchised restaurants - occupancy expenses	(44,656)	(29,969)	(23,510)
General and administrative	General and administrative expenses	(6,746)	(6,590)	(7,062)
Subtotal		(169,125)	(130,813)	(99,723)
Variable lease expense - Contingent rentals based on sales:
Company-operated restaurants	Occupancy and other operating expenses	(36,322)	(27,262)	(26,153)
Franchised restaurants	Franchised restaurants - occupancy expenses	(10,810)	(9,505)	(13,248)
Subtotal		(47,132)	(36,767)	(39,401)
Total lease expense		$(216,257)	$(167,580)	$(139,124)

Other information	2022
Weighted-average remaining lease term (years)
Operating leases	7
Weighted-average discount rate
Operating leases	6.5%